Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
The following summarizes the Company’s other current liabilities at December 31:

millions	2018	2017
Accrued income taxes	$167	$71
Interest payable	267	246
Production, property, and other taxes payable	309	216
Accrued employee benefits	319	210
Derivatives	89	384
Other	144	183
Total other current liabilities	$1,295	$1,310